ACCRUED EXPENSES (Details Narrative) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Accrued expenses	$ 20,418	$ 40,615	$ 516